Options (Details) - $ / shares	6 Months Ended
	May 31, 2022	May 31, 2021
Options
Options Outstanding, Beginning of period	1,489,500	1,697,638
Expired	(85,000)	0
Cancelled	0	(142,737)
Options Outstanding, End of period	1,404,500	1,554,901
Options exercisable, end of period	1,404,500	1,554,901
Weighted average exercise price outstanding, Beginning	$ 2.40	$ 2.92
Weighted average exercise price, Expired	32.70	0
Weighted average exercise price, Cancelled	0	1.07
Weighted average exercise price outstanding, Ending	0.55	3.09
Weighted average exercise price, Options exercisable end of period	0.55	3.09
Weighted average grant date fair value, Beginning	1.80	1.99
Weighted average grant date fair value, Expired	25.08	0
Weighted average grant date fair value, Cancelled	0	0.58
Weighted average grant date fair value, Ending	0.38	2.12
Weighted average grant date fair value, Options exercisable end of period	$ 0.38	$ 2.12